NOTE 7. LEASING ARRANGEMENTS AND COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2023 [Member]
NOTE 7. LEASING ARRANGEMENT AND COMMITMENTS - Commercial Leasing Space

2024	$480,000
2025	804,000
2026	827,000
2027	847,000
2028	867,000
Thereafter	4,917,000
$8,742,000